DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1-DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Rimini Street, Inc. (“Rimini Street” or the “Company”) was incorporated in the state of Nevada in September 2005. The Company provides enterprise software support services.

Basis of Presentation and Consolidation

The consolidated financial statements, which include the accounts of the Company and its wholly-owned subsidiaries, are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated. The Company has evaluated subsequent events through June 30, 2017, the date the consolidated financial statements were issued.

Liquidity

As of December 31, 2016, the Company had available cash, cash equivalents and restricted cash of $28.2 million. As of December 31, 2016 and June 30, 2017, the Company has cash obligations related to its Credit Facility that are due within the next 12 months for principal, interest and other fees of $40.6 million and $40.8 million, respectively. The Company believes that current cash, cash equivalents, restricted cash and future cash flow from operating activities will be sufficient to meet the Company’s anticipated cash needs, including working capital needs, capital expenditures and various contractual obligations for at least 12 months from the issuance date of these financial statements.

Reclassifications

Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the previously reported net loss, working capital, stockholders’ deficit and cash flows

GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

As of September 30, 2017, GP Investments Acquisition Corp. (referred to as the “Company” or “GPIA”) was a blank check company incorporated in the Cayman Islands on January 28, 2015. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

Activity through September 30, 2017 is described below with respect to (i) the Company’s formation, its initial public offering (“Initial Public Offering”); (ii) identifying and evaluating a target company for a Business Combination and activities in connection with the announced and subsequently terminated proposed acquisition of WKI Holding Company, Inc. (“WKI”); and (iii) the October 2017 acquisition of Rimini Street, Inc. (“Rimini Street”) is set forth in Note 9.

On April 19, 2016, the Company entered into an Agreement and Plan of Merger (as amended on July 28, 2016, the “WKI Merger Agreement”), by and among the Company, Let’s Go Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of the Company (“Let’s Go”), WKI, and, solely in its capacity as the initial Holder Representative thereunder, WKI Group, LLC, a Delaware limited liability company. Pursuant to the WKI Merger Agreement, the Company agreed to acquire all of the outstanding capital stock of WKI, the parent company of World Kitchen, LLC, a leading multinational manufacturer and marketer of houseware products. On November 11, 2016, the parties entered into a letter agreement terminating the WKI Merger Agreement, effective November 11, 2016.

On May 16, 2017, the Company entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 thereto on June 30, 2017, the “Rimini Merger Agreement”), by and among the Company, Let’s Go, Rimini Street and the Rimini Holder Representative (as defined in the Rimini Merger Agreement). Pursuant to the Rimini Merger Agreement, the Company agreed to acquire all of the outstanding capital stock of Rimini Street, a global provider of enterprise software products and services, and the leading independent support provider for Oracle and SAP products, based on the number of clients supported. On October 10, 2017, the Company announced that it had consummated the transactions contemplated by the Rimini Merger Agreement (see Note 9). Accordingly, the Company deregistered as an exempted company in the Cayman Islands and domesticated as a corporation incorporated under the laws of the State of Delaware upon the filing with and acceptance by the Secretary of State of Delaware of the certificate of domestication in accordance with Section 388 of the Delaware General Corporation Law (the “DGCL”). Also on October 10, 2017, Let’s Go merged with and into Rimini Street with Rimini Street surviving the merger (the “first merger”), with the surviving corporation then merging with and into the Company, with the Company surviving the merger (the “second merger” and, together with the first merger, the “Rimini Merger”). Immediately after consummation of the second merger, GPIA was renamed “Rimini Street, Inc.”

On the effective date of the domestication, each issued and outstanding ordinary share, par value $0.0001 per share, of the Company prior to its domestication converted automatically by operation of law, on a one-for-one basis, into shares of common stock, par value $0.0001 per share. Pursuant to the domestication, the Company has authority to issue up to 1,000,000,000 shares of common stock and up to 100,000,000 shares of preferred stock. As a result of this change in capital structure, disclosures in the accompanying condensed consolidated financial statements have been restated to give retroactive effect to the domestication as a Delaware corporation.

The registration statement for the Company’s Initial Public Offering was declared effective on May 19, 2015. On May 26, 2015, the Company consummated the Initial Public Offering of 17,250,000 units (“Units”), which included the exercise by the underwriters of their entire overallotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000. The Initial Public Offering is further described in Note 3. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,062,500 warrants (the “Private Placement Warrants”) at a price of $1.00 per warrant in a private placement to the Company’s sponsor, GPIC Ltd, a Bermuda company (the “Sponsor”), generating gross proceeds of $6,062,500. The sale of Private Placement Warrants is further described in Note 4.

Transaction costs in the Initial Public Offering amounted to $10,960,590, consisting of $4,312,500 of underwriting fees, $6,037,500 of deferred underwriting fees (which are held in the Trust Account (defined below)) and $610,590 of other Initial Public Offering costs. In addition, at September 30, 2017, $1,551 of cash was held outside of the Trust Account and was available for working capital purposes.

Following the closing of the Initial Public Offering, an amount of $172,500,000 ($10.00 per share) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “1940 Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the 1940 Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account as described below.

On May 23, 2017, the Company held an extraordinary general meeting of its shareholders whereby the shareholders approved an amendment to the Company’s Memorandum and Articles of Association to extend the date by which the Company must consummate a Business Combination from May 26, 2017 to November 27, 2017 (the “Extension Amendment”). The number of shares redeemed in connection with the Extension Amendment was 1,552,724. The Company distributed $15,608,196, or approximately $10.05 per share, to redeeming shareholders.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

GP Investments Acquisition Corp. (the “Company”) is a blank check company incorporated in the Cayman Islands on January 28, 2015. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

At December 31, 2016, the Company had not yet commenced operations. All activity through December 31, 2016 related to the Company’s formation, its Initial Public Offering (as defined below), which is described below, and identifying and evaluating a target company for a Business Combination and activities in connection with the announced and subsequently terminated proposed acquisition of WKI Holding Company, Inc. (“WKI”) described below.

On April 19, 2016, the Company entered into an Agreement and Plan of Merger (as amended on July 28, 2016, the “Merger Agreement”), by and among the Company, Let’s Go Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of the Company, WKI, and, solely in its capacity as the initial Holder Representative thereunder, WKI Group, LLC, a Delaware limited liability company. Pursuant to the Merger Agreement, the Company agreed to acquire all of the outstanding capital stock of WKI, the parent company of World Kitchen, LLC, a leading multinational manufacturer and marketer of houseware products. On November 11, 2016, the parties entered into a letter agreement terminating the Merger Agreement, effective November 11, 2016.

The registration statement for the Company’s initial public offering (the “Initial Public Offering”) was declared effective on May 19, 2015. On May 26, 2015, the Company consummated the Initial Public Offering of 17,250,000 units (“Units”), which included the exercise by the underwriters of their entire overallotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000. The Initial Public Offering is further described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,062,500 warrants (the “Private Placement Warrants”) at a price of $1.00 per warrant in a private placement to the Company’s sponsor, GPIC Ltd, a Bermuda company (“Sponsor”), generating gross proceeds of $6,062,500. The sale of Private Placement Warrants is further described in Note 4.

Transaction costs amounted to $10,960,590, consisting of $4,312,500 of underwriting fees, $6,037,500 of deferred underwriting fees (which are held in the Trust Account (defined below)) and $610,590 of Initial Public Offering costs. In addition, at December 31, 2016, $1,551 of cash was held outside of the Trust Account and was available for working capital purposes.

Following the closing of the Initial Public Offering, an amount of $172,500,000 ($10.00 per share) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “1940 Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the 1940 Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s Units are listed on the Nasdaq Capital Market (“NASDAQ”). Pursuant to the NASDAQ listing rules, the Company’s Business Combination must be with a target business or businesses whose collective fair market value is equal to at least 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their shares included in the Units sold in the Initial Public Offering (the “Public Shares”) upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The per-share price of the Public Shares to be redeemed (initially $10.00 per share), payable in cash, will be equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of a Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income tax obligations, divided by the number of then outstanding Public Shares. The per-share amount to be distributed to shareholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company’s initial shareholders have agreed to waive their redemption rights with respect to the founder shares (as defined in Note 5) and Public Shares in connection with the completion of a Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination.

If, however, a shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval, it will complete a Business Combination only if a majority of the outstanding ordinary shares voted are voted in favor of the Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders have agreed to vote their founder shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. Additionally, each shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

If the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions in connection with a Business Combination pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the shares sold in the Initial Public Offering (“Excess Shares”). However, the Company would not be restricting the shareholders’ ability to vote all of their shares (including Excess Shares) for or against a Business Combination.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of the laws of the Cayman Islands and other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s Warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial shareholders have agreed to waive their rights to liquidating distributions from the Trust Account with respect to the founder shares if the Company fails to complete a Business Combination during the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims.

The Company has principally financed its operations from inception using proceeds from the sale of its equity securities to its initial shareholders and such amount of proceeds from the Initial Public Offering that were placed in an account outside of the Trust Account for working capital purposes. As of December 31, 2016, the Company had $1,551 held outside of the Trust Account. Interest earned on the Trust Account balance through December 31, 2016 available to be released to the Company for the payment of income tax obligations amounted to approximately $552,000. In May 2016, the Sponsor committed to provide loans to the Company up to an aggregate of $500,000 and as of December 31, 2016, the Company amended the previous commitment such that the Sponsor has committed to provide loans to the Company up to a total aggregate amount of $1,900,000, of which $1,900,000 was outstanding as of December 31, 2016 (see Note 5). In February 2017, the Company amended the commitment such that the Sponsor has committed to provide loans to the Company up to a total aggregate amount of $3,400,000. As of December 31, 2016, the Sponsor advanced an aggregate of $635,681 in order to finance transaction costs in connection with the terminated Business Combination with WKI (see Note 5). Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through the earlier of consummation of a Business Combination or May 26, 2017, the date that the Company will be required to cease all operations except for the purpose of winding up, if a Business Combination is not consummated.